Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000155940 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	9.33%	21.89%	10.98%	9.94%
Russell 3000® Index	10.42	26.32	14.60	12.95
Russell Midcap® Index	9.41	21.99	11.02	9.98

Performance Inception Date	May 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,109,449,555
Holdings Count | Holding	813
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,109,449,555
Number of Portfolio Holdings	813
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.9%
Financials	16.9%
Information Technology	14.0%
Consumer Discretionary	10.5%
Health Care	9.5%
Real Estate	7.3%
Utilities	5.4%
Materials	5.3%
Energy	5.2%
Consumer Staples	4.5%
Other*	4.3%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(2.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Palantir Technologies, Inc., Class A	1.3%
AppLovin Corp., Class A	0.8%
iShares Russell Mid-Cap ETF	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Aflac, Inc.	0.5%
Coinbase Global, Inc., Class A	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Palantir Technologies, Inc., Class A	1.3%
AppLovin Corp., Class A	0.8%
iShares Russell Mid-Cap ETF	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Aflac, Inc.	0.5%
Coinbase Global, Inc., Class A	0.5%
(b)Excludes short-term securities.
C000163604 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares	9.24%	21.61%	10.69%	9.67%
Russell 3000® Index	10.42	26.32	14.60	12.95
Russell Midcap® Index	9.41	21.99	11.02	9.98

Performance Inception Date	May 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,109,449,555
Holdings Count | Holding	813
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,109,449,555
Number of Portfolio Holdings	813
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.9%
Financials	16.9%
Information Technology	14.0%
Consumer Discretionary	10.5%
Health Care	9.5%
Real Estate	7.3%
Utilities	5.4%
Materials	5.3%
Energy	5.2%
Consumer Staples	4.5%
Other*	4.3%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(2.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Palantir Technologies, Inc., Class A	1.3%
AppLovin Corp., Class A	0.8%
iShares Russell Mid-Cap ETF	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Aflac, Inc.	0.5%
Coinbase Global, Inc., Class A	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Palantir Technologies, Inc., Class A	1.3%
AppLovin Corp., Class A	0.8%
iShares Russell Mid-Cap ETF	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Aflac, Inc.	0.5%
Coinbase Global, Inc., Class A	0.5%
(b)Excludes short-term securities.
C000155941 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	9.41%	21.98%	11.04%	10.00%
Russell 3000® Index	10.42	26.32	14.60	12.95
Russell Midcap® Index	9.41	21.99	11.02	9.98

Performance Inception Date	May 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,109,449,555
Holdings Count | Holding	813
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,109,449,555
Number of Portfolio Holdings	813
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.9%
Financials	16.9%
Information Technology	14.0%
Consumer Discretionary	10.5%
Health Care	9.5%
Real Estate	7.3%
Utilities	5.4%
Materials	5.3%
Energy	5.2%
Consumer Staples	4.5%
Other*	4.3%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(2.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Palantir Technologies, Inc., Class A	1.3%
AppLovin Corp., Class A	0.8%
iShares Russell Mid-Cap ETF	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Aflac, Inc.	0.5%
Coinbase Global, Inc., Class A	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Palantir Technologies, Inc., Class A	1.3%
AppLovin Corp., Class A	0.8%
iShares Russell Mid-Cap ETF	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Aflac, Inc.	0.5%
Coinbase Global, Inc., Class A	0.5%
(b)Excludes short-term securities.
C000159049 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	BITSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	10.40%	26.34%	14.58%	13.34%
Russell 3000® Index	10.42	26.32	14.60	13.37

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,930,486,575
Holdings Count | Holding	2,738
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,930,486,575
Number of Portfolio Holdings	2,738
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.2%
Financials	14.6%
Consumer Discretionary	11.4%
Health Care	10.6%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.2%
Energy	3.3%
Real Estate	2.5%
Materials	2.3%
Other*	2.8%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(b)Excludes short-term securities.
C000159048 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Investor A Shares
Trading Symbol	BASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17	0.33%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares	10.24%	25.96%	14.30%	13.06%
Russell 3000® Index	10.42	26.32	14.60	13.37

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,930,486,575
Holdings Count | Holding	2,738
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,930,486,575
Number of Portfolio Holdings	2,738
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.2%
Financials	14.6%
Consumer Discretionary	11.4%
Health Care	10.6%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.2%
Energy	3.3%
Real Estate	2.5%
Materials	2.3%
Other*	2.8%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(b)Excludes short-term securities.
C000159050 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Class K Shares
Trading Symbol	BKTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1	0.02%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	10.42%	26.38%	14.63%	13.39%
Russell 3000® Index	10.42	26.32	14.60	13.37

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,930,486,575
Holdings Count | Holding	2,738
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,930,486,575
Number of Portfolio Holdings	2,738
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.2%
Financials	14.6%
Consumer Discretionary	11.4%
Health Care	10.6%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.2%
Energy	3.3%
Real Estate	2.5%
Materials	2.3%
Other*	2.8%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(b)Excludes short-term securities.
C000159052 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	5.40%	19.01%	9.94%	9.40%
Russell 3000® Index	10.42	26.32	14.60	13.37
Russell 2500™ Index	5.47	19.08	9.98	9.43

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 850,892,565
Holdings Count | Holding	2,446
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$850,892,565
Number of Portfolio Holdings	2,446
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	17.8%
Information Technology	12.4%
Consumer Discretionary	12.2%
Health Care	11.9%
Real Estate	6.5%
Materials	5.5%
Energy	5.0%
Consumer Staples	3.4%
Communication Services	2.9%
Other*	3.2%
Short-Term Securities	7.3%
Liabilities in Excess of Other Assets	(6.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Robinhood Markets, Inc., Class A	0.5%
EQT Corp.	0.5%
Smurfit WestRock PLC	0.4%
Carvana Co., Class A	0.4%
iShares Russell 2000 ETF	0.4%
Texas Pacific Land Corp.	0.4%
Chesapeake Energy Corp.	0.4%
NRG Energy, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
EMCOR Group, Inc.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Robinhood Markets, Inc., Class A	0.5%
EQT Corp.	0.5%
Smurfit WestRock PLC	0.4%
Carvana Co., Class A	0.4%
iShares Russell 2000 ETF	0.4%
Texas Pacific Land Corp.	0.4%
Chesapeake Energy Corp.	0.4%
NRG Energy, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
EMCOR Group, Inc.	0.3%
(b)Excludes short-term securities.
C000159051 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.37%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares	5.28%	18.69%	9.67%	9.14%
Russell 3000® Index	10.42	26.32	14.60	13.37
Russell 2500™ Index	5.47	19.08	9.98	9.43

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 850,892,565
Holdings Count | Holding	2,446
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$850,892,565
Number of Portfolio Holdings	2,446
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	17.8%
Information Technology	12.4%
Consumer Discretionary	12.2%
Health Care	11.9%
Real Estate	6.5%
Materials	5.5%
Energy	5.0%
Consumer Staples	3.4%
Communication Services	2.9%
Other*	3.2%
Short-Term Securities	7.3%
Liabilities in Excess of Other Assets	(6.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Robinhood Markets, Inc., Class A	0.5%
EQT Corp.	0.5%
Smurfit WestRock PLC	0.4%
Carvana Co., Class A	0.4%
iShares Russell 2000 ETF	0.4%
Texas Pacific Land Corp.	0.4%
Chesapeake Energy Corp.	0.4%
NRG Energy, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
EMCOR Group, Inc.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Robinhood Markets, Inc., Class A	0.5%
EQT Corp.	0.5%
Smurfit WestRock PLC	0.4%
Carvana Co., Class A	0.4%
iShares Russell 2000 ETF	0.4%
Texas Pacific Land Corp.	0.4%
Chesapeake Energy Corp.	0.4%
NRG Energy, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
EMCOR Group, Inc.	0.3%
(b)Excludes short-term securities.
C000159053 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BSMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	5.42%	19.07%	9.99%	9.44%
Russell 3000® Index	10.42	26.32	14.60	13.37
Russell 2500™ Index	5.47	19.08	9.98	9.43

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 850,892,565
Holdings Count | Holding	2,446
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$850,892,565
Number of Portfolio Holdings	2,446
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	17.8%
Information Technology	12.4%
Consumer Discretionary	12.2%
Health Care	11.9%
Real Estate	6.5%
Materials	5.5%
Energy	5.0%
Consumer Staples	3.4%
Communication Services	2.9%
Other*	3.2%
Short-Term Securities	7.3%
Liabilities in Excess of Other Assets	(6.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Robinhood Markets, Inc., Class A	0.5%
EQT Corp.	0.5%
Smurfit WestRock PLC	0.4%
Carvana Co., Class A	0.4%
iShares Russell 2000 ETF	0.4%
Texas Pacific Land Corp.	0.4%
Chesapeake Energy Corp.	0.4%
NRG Energy, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
EMCOR Group, Inc.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Robinhood Markets, Inc., Class A	0.5%
EQT Corp.	0.5%
Smurfit WestRock PLC	0.4%
Carvana Co., Class A	0.4%
iShares Russell 2000 ETF	0.4%
Texas Pacific Land Corp.	0.4%
Chesapeake Energy Corp.	0.4%
NRG Energy, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
EMCOR Group, Inc.	0.3%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.